ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Accounts payable	$ 1,872	$ 1,877
Accrued liabilities	1,395	1,103
Deferred revenue	460	338
Lease liabilities	384	416
Provisions	127	161
Loans and notes payable	147	0
Other liabilities	93	124
Total current	4,478	4,019
Non-current:
Lease liabilities	3,037	3,423
Deferred revenue	254	366
Accrued liabilities	178	200
Provisions	426	492
Pension liabilities	8	172
Loans and notes payable	27	28
Other liabilities	234	346
Total non-current	$ 4,164	$ 5,027